Oct. 01, 2020
Bernzott U.S. Small Cap Value Fund

Bernzott U.S. Small Cap Value Fund

(Ticker Symbol: BSCVX)

A series of Investment Managers Series Trust

Supplement dated November 25, 2020, to the

Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2020.

Effective immediately, Thomas A. Derse, Scott T. Larson and Ryan Ross no longer serve as portfolio managers to the Bernzott U.S. Small Cap Value Fund (the “Fund”). Kevin Bernzott continues to serve as a portfolio manager to the Fund. In addition, Sean Greely, CFA, has been added as a portfolio manager to the Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The “Portfolio Managers – Summary Section” of the Prospectus is replaced with the following:

The portfolio management team is comprised of Kevin Bernzott, Chairman and Chief Executive Officer, and Sean Greely, CFA, Portfolio Manager/Analyst. Mr. Bernzott has served as portfolio manager of the Fund since its inception in June 2012. Mr. Greely has served as portfolio manager of the Fund since November 2020. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The first paragraph under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

Kevin Bernzott and Sean Greely, CFA comprise the portfolio management team for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each portfolio manager has equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The portfolio managers work as a team and have an equal vote and all buy and sell decisions are made on a unanimous basis.

The following paragraph is added under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus:

Sean Greely, CFA, has over 18 years of investment experience. He joined the Advisor on October 1, 2020, as a Portfolio Manager/Analyst and a member of the Investment Committee. Prior to joining the Advisor, Mr. Greely was a partner at Monarch Partners Asset Management since 2010. Previously, he was a principal and Investment Committee member at Baltimore Capital Management and before that a Portfolio Manager/Analyst and Investment Committee member at Hillman Capital Management. Mr. Greely earned a BA in Economics and Computer Science from Tufts University. He is a CFA charterholder and member of the CFA Institute and CFA Society of Boston.

The paragraph under the heading entitled “Portfolio Managers” of the SAI is deleted in its entirety and replaced with the following:

Kevin Bernzott and Sean Greely, CFA, comprise the portfolio management team responsible for the day-to-day management of the Fund.

The following is added under the section entitled “Other Accounts Managed by the Portfolio Managers” of the SAI:

As of November 16, 2020, information on other accounts managed by Sean Greely is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Sean Greely, CFA	0	$0	0	$0	74	$905

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Sean Greely, CFA	0	$0	0	$0	0	$0

The following is added to the “Ownership of the Fund by Portfolio Manager” of the SAI:

The following chart sets forth the dollar range of equity securities owned by Sean Greely in the Fund as of November 16, 2020.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned In (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Sean Greely, CFA	None

All references to Thomas A. Derse, Scott T. Larson and Ryan Ross in the Prospectus and SAI are hereby deleted in their entirety.

Please file this Supplement with your records.